Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [Member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2014	£ 5,985	£ 205	£ 2,579	£ (75)			£ 70	£ 3,200	£ 5,979	£ 6
Profit (loss) for the year	823							823	823
Other comprehensive income/(expense)	20						(77)	99	22	(2)
Total comprehensive income/(expense)	843						(77)	922	845	(2)
Equity-settled transactions	26							26	26
Tax on equity-settled transactions	(1)							(1)	(1)
Issue of ordinary shares under share option schemes	11		11						11
Purchase of treasury shares	(23)			(23)					(23)
Release of treasury shares				26				(26)
Dividends	(423)							(423)	(423)
Ending balance at Dec. 31, 2015	6,418	205	2,590	(72)			(7)	3,698	6,414	4
Profit (loss) for the year	(2,335)							(2,337)	(2,337)	2
Other comprehensive income/(expense)	690						912	(223)	689	1
Total comprehensive income/(expense)	(1,645)						912	(2,560)	(1,648)	3
Equity-settled transactions	22							22	22
Tax on equity-settled transactions	0
Issue of ordinary shares under share option schemes	7		7						7
Purchase of treasury shares	(27)			(27)					(27)
Release of treasury shares	20			20				(20)
Changes in non-controlling interest	(3)									(3)
Dividends	(424)							(424)	(424)
Ending balance at Dec. 31, 2016	4,348	205	2,597	(79)			905	716	4,344	4
Profit (loss) for the year	408							406	406	2
Other comprehensive income/(expense)	(155)					£ 13	(313)	145	(155)
Total comprehensive income/(expense)	253					13	(313)	551	251	2
Equity-settled transactions	33							33	33
Tax on equity-settled transactions	0
Issue of ordinary shares under share option schemes	5		5						5
Buyback of equity	(300)	(5)			£ 5			(300)	(300)
Release of treasury shares	18			18				(18)
Changes in non-controlling interest								(2)	(2)	2
Dividends	(318)							(318)	(318)
Ending balance at Dec. 31, 2017	£ 4,021	£ 200	£ 2,602	£ (61)	£ 5	£ 13	£ 592	£ 662	£ 4,013	£ 8